REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2025
Revenue Recognition [Abstract]
Schedule of Company's Revenues According to Company's Segments
	Period ended June 30,
	2025	2024
Aviation Security	$200,405	173,131
Other Aviation Related Services	39,472	35,678
Authentication Technology	15,563	24,750
Total revenue	$255,440	$233,559

Schedule of Company's Revenues Disaggregated by Geography
	Period ended June 30,
	2025		2024
Germany	$75,725	29.6%	$57,384	24.6%
United States	45,833	17.9%	48,763	20.9%
The Netherlands	54,335	21.3%	53,619	23.0%
Spain	60,405	23.6%	54,902	23.5%
Other countries	19,142	7.5%	18,891	8.1%
Total revenues	$255,440	100.0%	$233,559	100.0%